Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Southeast Operations	Dec. 30, 2012 Southeast Operations	Dec. 31, 2011 Southeast Operations
Inventories
Plywood - finished goods				$ 1,723	$ 1,157	$ 1,628
Logs	29,517	37,273	41,243	1,382	1,843	1,814
Veneer and work - in-process				823	427	823
Raw materials				196	184	234
Spare parts, supplies, and materials				2,817	2,681	2,399
Inventories	$ 368,350	$ 325,806	$ 283,978	$ 6,941	$ 6,292	$ 6,898